Investment in Affiliates (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 368,989	¥ 288,445
Loans	9,098	8,880
Investment in Affiliates	¥ 378,087	¥ 297,325